(OHIO NATIONAL FINANCIAL LOGO)	One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

February 27, 2007
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978) Post-Effective Amendment No. 26 to File No. 333-43515
Ladies and Gentlemen:
Attached hereto is post-effective amendment 26 to File number 333-43515. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933.
This filing is being submitted pursuant to Rule 485(a) because of the addition of disclosure related to the newly created dynamic asset allocation program offered by Ohio National. The remaining changes are minor and most probably could have been filed pursuant to Rule 485(b). Because the financial data required to be filed with this post-effective amendment is not yet complete, we anticipate having to file an additional post-effective amendment pursuant to 485(b) wherein we can make additional edits to respond to Staff comments and provide the necessary updated financial and performance data. Furthermore, it is our intent to use this filing as the model filing for a subsequent request to file our other post-effective amendments pursuant to Rule 485(b)(1)(vii).
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Marc L. Collins

Marc L. Collins
Second Vice President and Counsel
MLC/nh